SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of estimated useful lives for each major class of property and equipment

Estimated Useful Life
Computer equipment	3 years
Purchased software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of 10 years or remaining lease term

Estimated Useful Life
Computer equipment	3 years
Purchased software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of 10 years or remaining lease term

Schedule of estimated useful lives of intangible assets

Estimated Useful Life
Licenses	3-5 years
Trade names	5 years

Estimated Useful Life
Licenses	3‑5 years
Trade names	5 years